Debt (Details 2) (USD $) In Millions, unless otherwise specified	1 Months Ended				12 Months Ended							3 Months Ended	12 Months Ended					1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended				1 Months Ended				1 Months Ended				1 Months Ended				1 Months Ended				1 Months Ended				1 Months Ended				1 Months Ended				1 Months Ended		12 Months Ended				1 Months Ended				12 Months Ended
	Mar. 31, 2011	Aug. 31, 2010	Mar. 31, 2010	Sep. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 10, 2011	Aug. 17, 2010	Mar. 11, 2010	Sep. 22, 2009	Mar. 31, 2010 Collar Loan	Dec. 31, 2011 Collar Loan	Dec. 31, 2009 Collar Loan	Dec. 31, 2011 Credit Facilities	Feb. 28, 2011 Credit Facilities	Dec. 31, 2010 Credit Facilities	Mar. 31, 2011 Senior notes 3.500% due 2016	Dec. 31, 2011 Senior notes 3.500% due 2016	Mar. 10, 2011 Senior notes 3.500% due 2016	Mar. 31, 2011 Senior notes 5.000% due 2021	Dec. 31, 2011 Senior notes 5.000% due 2021	Mar. 10, 2011 Senior notes 5.000% due 2021	Mar. 31, 2011 Senior notes 6.375% due 2041	Dec. 31, 2011 Senior notes 6.375% due 2041	Mar. 10, 2011 Senior notes 6.375% due 2041	Aug. 31, 2010 Senior notes 3.125% due 2016	Dec. 31, 2011 Senior notes 3.125% due 2016	Dec. 31, 2010 Senior notes 3.125% due 2016	Aug. 17, 2010 Senior notes 3.125% due 2016	Aug. 31, 2010 Senior notes 4.600% due 2021	Dec. 31, 2011 Senior notes 4.600% due 2021	Dec. 31, 2010 Senior notes 4.600% due 2021	Aug. 17, 2010 Senior notes 4.600% due 2021	Aug. 31, 2010 Senior notes 6.000% due 2040	Dec. 31, 2011 Senior notes 6.000% due 2040	Dec. 31, 2010 Senior notes 6.000% due 2040	Aug. 17, 2010 Senior notes 6.000% due 2040	Mar. 31, 2010 Senior notes 3.550% due 2015	Dec. 31, 2011 Senior notes 3.550% due 2015	Dec. 31, 2010 Senior notes 3.550% due 2015	Mar. 11, 2010 Senior notes 3.550% due 2015	Mar. 31, 2010 Senior notes 5.200% due 2020	Dec. 31, 2011 Senior notes 5.200% due 2020	Dec. 31, 2010 Senior notes 5.200% due 2020	Mar. 11, 2010 Senior notes 5.200% due 2020	Mar. 31, 2010 Senior notes 6.350% due 2040	Dec. 31, 2011 Senior notes 6.350% due 2040	Dec. 31, 2010 Senior notes 6.350% due 2040	Mar. 11, 2010 Senior notes 6.350% due 2040	Sep. 30, 2009 Senior notes 4.750% due 2014	Dec. 31, 2011 Senior notes 4.750% due 2014	Dec. 31, 2010 Senior notes 4.750% due 2014	Sep. 22, 2009 Senior notes 4.750% due 2014	Sep. 30, 2009 Senior notes 5.875% due 2019	Dec. 31, 2011 Senior notes 5.875% due 2019	Dec. 31, 2010 Senior notes 5.875% due 2019	Sep. 22, 2009 Senior notes 5.875% due 2019	Jun. 30, 2011 Senior notes 6.375% due 2015	Mar. 31, 2011 Senior notes 6.375% due 2015	Dec. 31, 2011 Senior notes 6.375% due 2015	Jun. 15, 2011 Senior notes 6.375% due 2015	Mar. 17, 2011 Senior notes 6.375% due 2015	Dec. 31, 2010 Senior notes 6.375% due 2015	Aug. 31, 2010 Senior Secured Credit Facilities Term Loans A and B	Mar. 31, 2010 Senior Secured Credit Facilities Term Loan C	Oct. 31, 2009 Senior notes 8.375%	Sep. 30, 2009 Senior notes 8.375%	Dec. 31, 2009 Senior notes 8.375%	Oct. 23, 2009 Senior notes 8.375%	Sep. 22, 2009 Senior notes 8.375%
Debt instrument
Repayment of collar loan						$ 1,537	$ 751					$ 1,537		$ 751
Liberty transaction and related gains (charges)						67	(491)						67	(105)
Ability to borrow under credit facility															2,000	2,000	500
Principal	4,000	3,000	3,000	2,000														1,500			1,500			1,000			750				1,000				1,250				1,200				1,300				500				1,000				1,000
Proceeds, net of discount	3,990	2,982	2,996	1,990	3,990	5,978	1,990											1,497			1,493			1,000			750				999				1,233				1,199				1,298				499				997				993
Debt issuance costs								24	19	17	14
Repayment of long-term debt																																																											659	341					1,220	985	327	583
Senior notes					13,464	10,472													1,498			1,494			1,000			750	750			999	999			1,234	1,233			1,199	1,199			1,298	1,298			499	499			999	998			994	994					659	1,002	1,002						327	910
Senior note, interest rate (as a percent)																			3.50%	3.50%		5.00%	5.00%		6.375%	6.375%		3.125%	3.125%	3.125%		4.60%	4.60%	4.60%		6.00%	6.00%	6.00%		3.55%	3.55%	3.55%		5.20%	5.20%	5.20%		6.35%	6.35%	6.35%		4.75%	4.75%	4.75%		5.875%	5.875%	5.875%				6.375%	6.375%	6.375%					8.375%		8.375%
Debt repurchase amount, premium (as a percent)																																																														102.125%	103.313%							102.792%	103.125%
Pre-tax charge on repayment of remaining principal					25	16	34																																																						25				7	9			34
After-tax charge on repayment of remaining principal																																																													16				4	6			21
Write-off of unamortized discount																																																																		6
Premium paid for redemption of debt																																																																					27
Write-off of deferred debt issuance and other transaction costs																																																																		3			7
Total repayment of long-term debt, including redemption premium and accrued and unpaid interest																																																											694	358							339	603
Principal Repayments of Collar Loan														676
Equity collar fair value														400
Payments to settle a portion of the equity collars														$ 75